Revenue Recognition	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue Recognition
4.	REVENUE RECOGNITION
Revenue recognized for each revenue stream was as follows:

	Year Ended December 31,
(in thousands)	2023	2022
Pellet procedures	$140,991	$128,952
Dietary supplements	38,090	32,412
Disposable trocars	3,320	1,698
Shipping fees	172	71

Product revenue	182,573	163,133
Training	1,170	973
Contract-term services	920	851
Other	697	—

Service revenue	2,787	1,824

Total revenue	$185,360	$164,957

Revenue recognized by geographic region was as follows:

	Year Ended December 31,
(in thousands)	2023	2022
United States	$181,838	$162,742
All other	735	391

Product revenue	182,573	163,133

United States	2,787	1,781
All other	—	43

Service revenue	2,787	1,824

Total revenue	$185,360	$164,957

Significant changes in contract liability balances were as follows:

	December 31,
	2023		2022
Description of change (in thousands)	Deferred Revenue	Deferred Revenue, Long-term	Deferred Revenue	Deferred Revenue, Long-term
Revenue recognized that was included in the contract liability balance at the beginning of the period	$(1,972)	$—	$(1,710)	$—
Increases due to cash received, excluding amounts recognized as revenue during the period	1,961	1,116	1,342	760
Transfers between current and non-current liabilities due to the expected revenue recognition period	464	(464)	460	(460)

Total increase in contract liabilities	$453	$652	$92	$300

Consideration allocated to initial training due to deposits paid upfront is presented within deferred revenue on the consolidated balance sheets and is expected to be recognized as revenue within one year as the training is performed. Consideration allocated to contract-term services is presented within deferred revenue and deferred revenue, long-term for the amounts expected to be recognized within one year and longer than one year, respectively.
Consideration allocated to the premiums within the management fee for pellet procedures is presented within deferred revenue current and deferred revenue, long-term for amounts expected to be recognized within one year and longer than one year, respectively.
Consideration allocated to performance obligations are as follows:

	December 31,
(in thousands)	2023	2022
Unsatisfied training obligations—Current	$151	$104

Unsatisfied contract-term services—Current	1,583	1,028
Unsatisfied contract-term services—Long-term	935	627

Total allocated to unsatisfied contract-term services	2,518	1,655

Unsatisfied pellet procedures—Current	940	833
Unsatisfied pellet procedures—Long-term	387	299

Total allocated to unsatisfied pellet procedures	1,327	1,132

Unsatisfied dietary supplements—Current	328	—

Total deferred revenue—Current	$3,002	$1,965

Total deferred revenue—Long-term	$1,322	$926